Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
17.
Subsequent events

For financial statements as of December 31, 2024, we have evaluated subsequent events through April 23, 2025, which is the date such financial statements are available to be issued.

Senior-secured term-loan facility

On January 23, 2025, the Company entered into a senior-secured term-loan facility (the “Facility”) with Joh. Berenberg, Gossler & Co. KG, a financial institution established under the laws of the Federal Republic of Germany (the “Lender”). Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Facility.

The committed amount of the Facility is $30,000,000 (the “Committed Amount”). The Company may draw the Committed Amount, in full but not in part, until February 20, 2025 upon the satisfaction or waiver of certain customary conditions precedent.

Following a draw of the Committed Amount, the Company must repay the Facility in five (5) monthly installments of $6,000,000 beginning on August 15, 2025. If the Company fails to make a scheduled repayment, a 5% fee will be added to the outstanding balance remaining under the Facility. The Company may, in its sole discretion, make prepayments of at least $3,000,000.

The Facility bears no interest. However, the Company will pay a $3,000,000 arrangement fee to the Lender on the earlier of (i) the drawing the Committed Amount and (ii) February 21, 2025. The arrangement fee will be deducted from the Committed Amount disbursed to the Company. As set forth in the Facility, the arrangement fee will be reduced in connection with any prepayments made by the Company.

In connection with the Facility, the Company has made certain customary representations and warranties and is required to comply with various covenants, reporting requirements and other customary requirements for similar facilities. The Company has also agreed to repay the Facility in accordance with the amortization schedule described above, beginning on August 15, 2025, and may use the proceeds it receives under or in connection with that certain Second Amended and Restated Standby Equity Purchase Agreement entered with YA II PN, Ltd. on September 6, 2024 to do so.

The Facility contains customary events of default for similar financing transactions, including, among other things, if a change of control of the Company occurs. At any time after an event of default, the Lender may accelerate and make payable all or part of the Facility. The Facility is governed by the laws of Germany, and the courts of Hamburg have exclusive jurisdiction over any disputes arising out of or in connection with the Facility.

Lender or its affiliates have in the past provided and may from time to time in the future provide, investment banking and other services to the Company.

Bluedot Acquisition

On February 4, 2025, the Company entered into a purchase agreement with DBLP Sea Cow Ltd (“DBLP”), to acquire the entire issued and to be issued share capital of each of Bluedot Industries, Inc.and Bluedot Industries Pty. Ltd. As consideration for this acquisition, the Company issued 819,737 ordinary shares of the Company to DBLP.

DBLP is is a related party and is wholly legally owned by Daniel Wagner and beneficially owned by John Wagner. Both Daniel Wagner and John Wagner are directors of DBLP.

On March 17, 2025, the Company entered into a share purchase agreement with Tanist Group Limited (“Tanist Group”) pursuant to which the Company acquired 100% of the issued and outstanding shares of Bluedot Innovation Pty. Ltd. As consideration for this acquisition, the Company issued 1,941,111 ordinary shares of the Company to the Tanist Group.

Bluedot Industries, Inc., Bluedot Industries Pty. Ltd.and Bluedot Innovation Pty. Ltd, together “Bluedot”, is a developer of mobile location technology to enhance customer experiences.

On February 20, 2025 and March 17, 2025, the Company closed the Bluedot Acquisition and issued the above mentioned ordinary shares as consideration to DBLP and the Tanist Group, respectively.

The Company utilizes the services of an independent valuation consultant, along with estimates and assumptions determined by management, to estimate the fair value of the assets acquired and liabilities assumed. Given the timing of the Bluedot Acquisition, the assets acquired are still in process of being valued by an independent valuation consultant. The liabilities assumed are also preliminary until the contractual post-closing adjustments are finalized. The final determination of the fair value of assets acquired and liabilities assumed will be completed within the one-year measurement period as allowed by ASC 805. Therefore the initial accounting for this acquisition is incomplete as of the date of issuance of these consolidated financial statements.

The acquisition of Bluedot was not deemed significant under Rule 3-05 of Regulation S-X (“Rule 3-05”).

GroupBy Acquisition

On February 11, 2025, the Company entered into a purchase agreement with GroupBy Inc., GroupBy International Ltd., and Fortis Advisors LLC, as the representative of the sellers party thereto (“the Sellers”), to acquire the entire issued and to be issued share capital of each of GroupBy Inc., GroupBy International Ltd., GroupBy USA Inc., and GroupBy UK Ltd (together “GroupBy”).

GroupBy is an eCommerce Search and Product Discovery SaaS technology provider that powers some of the largest B2B and B2C brands.

On March 25, 2025, Rezolve closed the GroupBy acquisition. As consideration for the GroupBy acquisition, the Company issued an aggregate of 3,999,902 of its ordinary shares of the Company in a private placement to the Sellers.

The Company utilizes the services of an independent valuation consultant, along with estimates and assumptions determined by management, to estimate the fair value of the assets acquired and liabilities assumed. Given the timing of the GroupBy Acquisition, the assets acquired are still in process of being valued by an independent valuation consultant. The liabilities assumed are also preliminary until the contractual post-closing adjustments are finalized. The final determination of the fair value of assets acquired and liabilities assumed will be completed within the one-year measurement period as allowed by ASC 805. Therefore the initial accounting for this acquisition is incomplete as of the date of issuance of these consolidated financial statements.

The acquisition of GroupBy was deemed significant under Rule 3-05 and separate financial statements for GroupBy are included elsewhere in this Report.

Convertible Notes

On February 21, 2025, the Company entered into a Securities Purchase Agreement (the “SPA”) with each of the investors listed on the Schedule of Buyers attached thereto (the “Buyers”). Capitalized terms used but not defined herein shall have the meanings ascribed to them in the SPA or the form of Convertible Note (as defined below), as applicable.

Pursuant to the SPA, the Company has agreed to sell to the Buyers up to $1 billion of Convertible Notes. The Company has agreed to use all of the proceeds it receives from the sale of the Convertible Notes to cause a newly formed, wholly owned subsidiary of the Company (the “New SPV Subsidiary”), to purchase and hold Bitcoin, subject to certain conditions being met, as set out in the terms of the Convertible Notes.

Subject to the satisfaction or waiver of certain conditions to closing set forth in the SPA, the Company will initially sell $100 million of Convertible Notes (the “Initial Notes”) to the Buyers (the “Initial Closing”). In connection with the Initial Closing, the Company will also issue a number of ordinary shares (“Closing Commitment Shares”) of the Company, par value £0.0001 (“Ordinary Shares”) equal to the applicable Commitment Shares Calculation set forth in the SPA. The Closing Commitment Shares shall be purchased for a price of £0.0001 per Closing Commitment Share and shall be delivered to the Buyers as set forth in the Schedule of Buyers on the date the Closing Commitment Shares are registered for resale under the Securities Exchange Act of 1934, as amended.

Subject to the satisfaction or waiver of certain conditions to closing set forth in the SPA, beginning on June 25, 2025 and until February 21, 2028, the Lead Buyer may cause the Company to participate in additional closings (each, an “Additional Closing”) for up to $900 million of additional Convertible Notes (the “Additional Notes” and, together with the Initial Notes, the “Convertible Notes”) with a conversion price equal to the 20-day VWAP of the Ordinary Shares on the date of the applicable Additional Closing. In connection with each Additional Closing, the Company will sell Additional Notes to the Buyers and issue a number of Ordinary Shares (“Additional Commitment Shares” and, together with Closing Commitment Shares, “Commitment Shares”) to the Buyers equal to the applicable Commitment Shares Calculation set forth in the SPA. The Additional Commitment Shares shall be purchased for a price of £0.0001 per Additional Commitment Share and shall be delivered to the Buyers on a pro rata basis upon the delivery of the Conversion Notice associated with the Additional Notes purchased at the respective Additional Closing.

Notwithstanding the foregoing, in the event that the Lead Buyer does not purchase any Additional Notes on or prior to the earlier of (i) the Company meeting the Equity Conditions or (ii) December 24, 2025, the Company may reduce the maximum number Additional Notes purchasable by the Buyers from $900 million to $500 million.

Each Convertible Note shall mature on the fifth anniversary of its issuance date, subject to acceleration through full redemption or conversion pursuant to its terms, and shall accrue interest at the Effective Federal Funds Rate. Upon the option of the Buyers, (i) the Initial Notes will be convertible into Ordinary Shares at a conversion price of $3 per share and (ii) the Additional Notes will be convertible into Ordinary Shares at a conversion price equal to the 20-day VWAP of the Ordinary Shares as of the date of the applicable Additional Closing on which such Additional Notes were purchased. The conversion price will be subject to adjustment as provided in the Convertible Notes if, so long as any Convertible Notes remain outstanding, the Company issues or sells, or is deemed to have issued or sold, any Ordinary Shares or other instruments convertible into Ordinary Shares at an Effective Issuance Price Per Ordinary Share less than the Conversion Price of the then-outstanding Convertible Notes.

The Convertible Notes will be guaranteed by the Company and all of its direct and indirect subsidiaries, including the New SPV Subsidiary. Additionally, the Convertible Notes will be secured by a first priority perfected security interest in (i) all of the Bitcoin purchased by the New SPV Subsidiary and (i) all remaining cash proceeds from the sale of the Convertible Notes held by the New SPV Subsidiary.

In connection with the Initial Closing, the Company will enter into a Pledge Agreement and Registration Rights Agreement in favor of the Buyers. The Registration Rights Agreement will register for resale all of the Ordinary Shares issued upon conversion of the Convertible Notes and all of the Commitment Shares.

The Convertible Notes contain customary events of default for similar financing transactions, but with sole recourse (save in the case of certain major events of default set forth in the Note) to the segregated accounts held by the New SPV Subsidiary and irrespective to the market price of Bitcoin. In the event Bitcoin trades above the value of the Convertible Notes, the value in excess of the Convertible Notes will be for the account of the Company. At any time after an event of default, the Convertible Notes will accrue interest at a rate equal to the then applicable interest rate plus 5.0% and the Buyers may accelerate or redeem the Convertible Notes, as set forth in the Convertible Notes.

Certain of the Buyers or their affiliates have in the past provided and may from time to time in the future provide investment banking and other services to the Company.

Reduction of additional paid-in-capital

On February 26, 2025, the board of the directors of the Company passed a resolution to reduce the additional paid-in-capital of the Company by $200,000,000. A recapitalization occurred capitalizing $200,000,000 to accumulated deficit.

Debt and other liabilities

During the first quarter of 2025, the Company settled certain of its outstanding convertible debt through the issuance of ordinary shares and also issued additional ordinary shares to a subscriber under its advanced subscription agreement for ordinary shares. See note 7 for more information.